Consolidated Balance Sheets - USD ($)	Feb. 28, 2019	Nov. 30, 2018
Current
Cash	$ 2,821,669	$ 6,641,877
Accounts receivable, net	214,979	239,063
Investment tax credits	1,043,849	998,849
Prepaid expenses, sundry and other assets	618,477	586,794
Inventory (Note 3)	219,928	251,651
Current Assets	4,918,902	8,718,234
Property and equipment, net (Note 4)	2,633,618	2,755,993
Assets	7,552,520	11,474,227
Current
Accounts payable	1,769,675	2,643,437
Accrued liabilities	875,590	353,147
Employee costs payable	214,874	222,478
Convertible debenture (Note 5)	1,498,295	1,790,358
Deferred revenue (Note 3)	300,000	300,000
Current Liabilities	4,658,434	5,309,420
Deferred revenue (Note 3)	1,987,500	2,062,500
Liabilities	6,645,934	7,371,920
Shareholders' (deficiency)/equity
Capital stock (Note 6) Authorized: Unlimited common shares without par value, Unlimited preference shares, Issued and outstanding: 21,925,577 common shares (November 30, 2018 - 18,252,243)	45,281,501	44,327,952
Additional paid-in capital	44,186,052	45,110,873
Accumulated other comprehensive income	284,421	284,421
Accumulated deficit	(88,845,388)	(85,620,939)
Shareholders' (Deficiency)/Equity	906,586	4,102,307
Contingencies (Note 11)
Liabilities and Shareholders' (Deficiency)/Equity	$ 7,552,520	$ 11,474,227